Intangible Assets (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2020	Jan. 31, 2019
Goodwill [Line Items]
Amortization expense related to intangible assets	$ 34,943	$ 17,370	$ 39,824	$ 34,378	$ 96,359	$ 151,752
Impairment charges of indefinite-lived intangible assets		332,376		332,376	440,598	16,094
Goodwill impairment				177,886	440,598
Goodwill and intangible asset impairment charges		332,376		332,376	440,598	16,094
Books24x7 tradename
Goodwill [Line Items]
Impairment charges of definite lived intangible assets						15,500
Vodeclic tradename
Goodwill [Line Items]
Impairment charges of definite lived intangible assets						$ 600
Skillsoft reporting unit
Goodwill [Line Items]
Impairment charges of indefinite-lived intangible assets		92,200		92,200
Goodwill impairment	107,900	107,900		107,934	321,340
Goodwill and intangible asset impairment charges		92,200
SumTotal reporting unit
Goodwill [Line Items]
Impairment charges of definite lived intangible assets		62,300		62,300
Goodwill impairment	$ 70,000	70,000		$ 69,952	$ 119,258
Goodwill and intangible asset impairment charges		$ 62,300